Common Shares (Tables)	12 Months Ended
Dec. 31, 2017
Common Shares [Abstract]
Common Shares [text block table]
Number of shares	Issued and fully paid	Treasury shares	Outstanding
Common shares, January 1, 2016	1,379,273,131	(374,864)	1,378,898,267
Shares issued under share-based compensation plans	0	0	0
Capital increase	0	0	0
Shares purchased for treasury	0	(355,069,462)	(355,069,462)
Shares sold or distributed from treasury	0	355,240,884	355,240,884
Common shares, December 31, 2016	1,379,273,131	(203,442)	1,379,069,689
Shares issued under share-based compensation plans	0	0	0
Capital increase	687,500,000	0	687,500,000
Shares purchased for treasury	0	(490,690,358)	(490,690,358)
Shares sold or distributed from treasury	0	490,522,710	490,522,710
Common shares, December 31, 2017	2,066,773,131	(371,090)	2,066,402,041

Dividends [text block table]
	2017 (proposed) [1]	2016 [2]	2015 [2]
Cash dividends declared (in € m.)	227,000,000	227,000,000	165,000,000
Cash dividends declared per common share (in €)	0.11	0.11	0.08

[1]Cash dividend for 2017 is based on the number of shares issued as of December 31, 2017.

[2]Dividends for 2016 and 2015 were approved by the annual general meeting in 2017 and were paid simultaneously in 2017.